income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Income Tax Reconciliation
Income tax expense at statutory rate					$ (2,070,422)	$ (5,527,011)
Valuation allowance					2,070,422	5,527,011
Income tax expense per books	$ 0	$ 0	$ 0	$ 0	0	0
DeferredTaxAssetsOperatingLossCarryforwards
Net operating loss carryover at statutory rate					(16,040,239)	(13,969,817)
Valuation allowance					16,040,239	13,969,817
Net deferred tax asset					$ 0	$ 0